Shareholders’ Equity (Details)														3 Months Ended	12 Months Ended
	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Sep. 12, 2020 USD ($) $ / shares shares	Jul. 27, 2020 CNY (¥) shares	Jul. 27, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Aug. 16, 2018 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 26, 2023 shares	Dec. 31, 2022 $ / shares shares
Shareholders’ equity [Line Items]
Net proceeds															¥ 2,471,019	$ 387,569
Other expenses			¥ 38,900,000	$ 6,000,000				¥ 29,559,735	$ 4,530,297		¥ 18,618,078	$ 2,853,389
Net proceeds			¥ 507,900,000	$ 77,800,000
Exercise price (in Dollars per share) | $ / shares				$ 8.6
Weighted average live																					3 months
Fair value of the warrants															¥ 108,500,000	$ 16,800,000
Fair value	¥ 861,869	$ 123,750
Vested date					Mar. 31, 2021	Mar. 31, 2021
Number of shares					180,000	180,000
Description of vesting period															remaining shares to be vested over a three year period from March 31, 2021.	remaining shares to be vested over a three year period from March 31, 2021.
Ordinary share																					236,250
Amortization expense (in Yuan Renminbi) | ¥																	¥ 6,700,000
Description of statutory reserve															WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount															¥ 1,633,700,950	$ 230,660,758
Statutory reserves															¥ 24,478,153	$ 3,621,214	¥ 25,647,972
Warrants [Member]
Shareholders’ equity [Line Items]
Warrants outstanding																					4,469,334
Class A Ordinary Share [Member]
Shareholders’ equity [Line Items]
Number of shares issued													20,115,570	20,115,570
Par value (in Dollars per share) | $ / shares													$ 0.0001
Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued													466,967,730	79,884,430
Par value (in Dollars per share) | $ / shares				$ 0.0001					$ 0.0001			$ 0.0001	$ 0.0001
Voting shares, description															Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.	Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Net proceeds											¥ 171,472,748	$ 24,201,881
Net proceeds								¥ 401,339,721	$ 57,310,503
Ordinary share																				23,000,000
Series A Preferred Shares [Member]
Shareholders’ equity [Line Items]
Number of shares issued													12,916,700
Par value (in Dollars per share) | $ / shares													$ 0.0001
ADS [Member]
Shareholders’ equity [Line Items]
Per share price (in Dollars per share) | $ / shares												$ 5.5
ADS [Member] | IPO [Member]
Shareholders’ equity [Line Items]
Number of shares issued											4,750,000	4,750,000
ADS [Member] | Over-Allotment Option [Member]
Shareholders’ equity [Line Items]
Number of shares issued											169,140	169,140
ADS [Member] | Second Public Offering [Member]
Shareholders’ equity [Line Items]
Number of shares issued								7,560,000	7,560,000
Per share price (in Dollars per share) | $ / shares									$ 8.18
ADS [Member] | Third Public Offering [Member]
Shareholders’ equity [Line Items]
Number of shares issued			11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares				$ 7.5
ADS [Member] | Warrants [Member]
Shareholders’ equity [Line Items]
Exercise price (in Dollars per share) | $ / shares																					$ 8.6
Warrants outstanding																					11,173,335
Board of Directors [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Per share price (in Dollars per share) | $ / shares						$ 5.05	$ 3.31			$ 1.73
Shares issued (in Dollars) | $						$ 720,000	$ 148,240			$ 15,890,000
Fair value					¥ 25,100,000	$ 3,600,000	$ 490,674			27,489,700
Consultants [Member]
Shareholders’ equity [Line Items]
Number of shares															45,000	45,000
2020 Equity Incentive Plan [Member]
Shareholders’ equity [Line Items]
Shares issued (in Dollars) | $										$ 17,500,000
Vested date							Oct. 15, 2020			Oct. 01, 2020
Description of vesting period															The remaining 45,000 shares granted to consultants are vesting in three equal annual installments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.	The remaining 45,000 shares granted to consultants are vesting in three equal annual installments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.
2020 Equity Incentive Plan [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity [Line Items]
Number of shares																	153,300,513
2020 Equity Incentive Plan [Member] | Consultants [Member]
Shareholders’ equity [Line Items]
Number of shares							103,240
Restricted stock [Member]
Shareholders’ equity [Line Items]
Compensation expense (in Yuan Renminbi) | ¥																	¥ 6,447,471	¥ 10,582,557	¥ 191,418,458